Revenues	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenues	Revenues
28.1    Nature of goods sold and services
The information sets below described the core activities of the business units from which the Company generates its revenues. According to the revenue standard, the performance obligation for the Company’s business units is satisfied at a point when the control of goods and services is transferred to the customers. For detailed information about business segments, see Note 27.

Segment	Product or Service	Nature, timing to fulfill the performance obligation and significant payment terms
Coca-Cola FEMSA	Beverages sales	Includes the delivery of beverages to customers and wholesalers. The transaction prices are assigned to each product on sale based on its own sale price separately, net of promotions and discounts. The performance obligation is satisfied at the point in time the product on sale is delivered to the customer.
	Services revenues	Includes the rendering of manufacturing services, logistic and administrative services. The transaction prices are assigned to each product on sale based on its own sale price if sold separately. The performance obligation is satisfied at the point in time the service is delivered to the customer.
Proximity Americas Division	Products sales	Operates the largest chain of small-format stores in Mexico and Latin America including as some of its principal products as beers, cigarettes, sodas, other beverages and snacks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.
	Commercial revenues	Includes mainly the commercialization of spaces into within stores, and revenues related to promotions and financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.
Proximity Europe Division	Products sales	Operates a chain of small-box retail and foodvenience in Switzerland, Germany, Austria, Luxembourg and the Netherlands including as some of its principal products as tobacco, lottery products, snacks, press, food, fresh products, pretzels and drinks. The performance obligation is satisfied at the time of the sale or at the moment the control of the product is transferred and the payment is made by the customer.
	Services revenues	Includes mainly the revenues related to financial services. The performance obligation is satisfied at the point in time the service is rendered to the customer.
Health Division	Product sales	The core products include patent and generic formulas of medicines, beauty products, medical supplements, housing and personnel care products. The performance obligation is satisfied at the point in time of the sale or at the moment the control of the product is transferred to the customer.
	Services revenues	Rendering of services adding value as financial institutions, medical consultation and some financial services. The performance obligation is satisfied at the point in time of the rendering or the control is transferred to the customer.
Fuel Division	Product sales	The core products are sold in the retail service stations as fuels, diesel, motor oils and other car care products. The performance obligation is satisfied at the point in time on sale and/or the control is transferred to the customer.
Others	Production and sale of commercial refrigeration, plastic solutions, sale of equipment for food processing. Integral logistic services.	Involves the production, commercialization of refrigerators including its delivery and installation and offering of integral maintenance services at the point of sale. Also includes the design, manufacturing, and recycling of plastic products. In addition, it includes the sale of equipment for food processing, storage and weighing. The revenue recognition is performed at the time in which the corresponding installation is concluded.

Rendering a wide range of logistic services and maintenance of vehicles to subsidiaries and customers. The operations are on a daily, monthly or based upon the customer’s request. The revenue is recognized progressively during the time the service is rendered in a period no greater than a month.

The recognition of revenue in other business lines is performed at the point of sale or in time the control of the product is transferred to the customer.
28.2    Disaggregation of revenue
The information sets below describe the disaggregation of revenue from external customers by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods is transferred, or over time when the services are rendered, in its entirety to the customer.

		Coca-Cola FEMSA					Proximity Americas Division						Proximity Europe Division						Health Division						Fuel Division						Other						Total
	2024		2023		2022		2024		2023		2022		2024		2023		2022		2024		2023(4)		2022		2024		2023		2022		2024		2023(5)		2022		2024		2023		2022
By geographic areas:
Mexico and Central America (1)	Ps.	166,996	Ps.	149,362	Ps.	131,002	Ps.	294,341	Ps.	272,456	Ps.	229,331	Ps.	—	Ps.	—	Ps.	—	Ps.	12,441	Ps.	11,922	Ps.	11,442	Ps.	65,365	Ps.	58,499	Ps.	51,813	Ps.	20,209	Ps.	29,652	Ps.	21,280	Ps.	559,352	Ps.	521,891	Ps.	444,868
United States (2)		—		—		—		3,729		15		17		—		—		—		—		—		—		—		—		—		—		—		—		3,729		15		17
South America (3)		112,797		95,726		95,738		9,127		6,049		4,610		—		—		—		67,314		63,436		63,358		—		—		—		—		—		—		189,238		165,211		163,706
Europe		—		—		—		—		—		—		49,755		43,552		9,809		—		—		—		—		—		—		—		—		—		49,755		43,552		9,809
Total revenues		279,793		245,088		226,740		307,197		278,520		233,958		49,755		43,552		9,809		79,755		75,358		74,800		65,365		58,499		51,813		20,209		29,652		21,280		802,074		730,669		618,400
Consolidation adjustments		10,193		8,448		6,489		3,430		1,735		74		—		—		—		—		3		—		176		349		311		6,690		17,442		14,518		20,489		27,977		21,392
Consolidated revenues		269,600		236,640		220,251		303,767		276,785		233,884		49,755		43,552		9,809		79,755		75,355		74,800		65,189		58,150		51,502		13,519		12,210		6,762		781,585		702,692		597,008
By products and/or services
Products sold at a point-in time	Ps.	279,793	Ps.	245,088	Ps.	226,740	Ps.	307,197	Ps.	278,520	Ps.	233,958	Ps.	49,755	Ps.	43,552	Ps.	9,809	Ps.	79,755	Ps.	75,358	Ps.	74,800	Ps.	64,975	Ps.	57,616	Ps.	51,697	Ps.	20,209	Ps.	29,652	Ps.	21,280	Ps.	801,684	Ps.	729,786	Ps.	618,284
Services revenues over time		—		—		—		—		—		—		—		—		—		—		—		—		390		883		116		—		—		—		390		883		116
Consolidation adjustments		10,193		8,448		6,489		3,430		1,735		74		—		—		—		—		3		—		176		349		311		6,690		17,442		14,518		20,489		27,977		21,392
Consolidated revenues		269,600		236,640		220,251		303,767		276,785		233,884		49,755		43,552		9,809		79,755		75,355		74,800		65,189		58,150		51,502		13,519		12,210		6,762		781,585		702,692		597,008

(1)Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps.503,207, Ps. 456,709 and Ps. 418,807 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively.

(2)In 2023 the Company finalized the merger of Envoy Solutions, LLC into Brady Plus, keeping an economic interest of 37% in IFS TopCo. The revenues from this business unit were reclassified to discontinued operations for the years ended December 31, 2024, December 31, 2023 and 2022.

(3)South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. $81,857, Ps. 53,573 and Ps. 70,737 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Colombia’s revenues of Ps. 54,776, Ps. 57,432 and Ps. 45,733 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Argentina’s revenues of Ps. 10,990, Ps. 6,673 and Ps. 11,034 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Chile’s revenues of Ps. 34,259, Ps.35,437 and Ps. 35,423 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Uruguay’s revenues of Ps. 5,818, Ps. 4,415 and Ps. 3,886 during the years ended December 31, 2024, December 31, 2023 and 2022, respectively. South America revenues include Ecuador’s revenue of Ps. 9,454, Ps. 8,986 and Ps. 9,791 during the years ended in December 31, 2024, December 31, 2023 and 2022, respectively.
(4)In 2024 the Company reclassified Ecuador revenues from Central America to South America for an amount of Ps.8,986 and Ps. 9,770 for the years ended in December 31, 2023 and 2022, respectively.
(5)In 2024 the Company reclassified revenues from corporate services in the Holding company for an amount of Ps. 27,223 for the years ended in December 31, 2023.
28.3    Contract balances
As of December 31, 2024 and 2023, no significant cost was incurred to obtain or perform on a contract that might be capitalized as contract assets. No significant contacts have been entered into for which the Company has not performed all the obligations as well as additional costs associate with them.
28.4 Transaction price assigned to remaining performance obligations
There were not other performance obligations identified in customer contracts from the ones included in the transaction price. The Company considers highly probable the variable considerations identified per each business unit; therefore it is not expected that a significant reversion of the revenue amount could occurs.